Summary of Deferred Revenue (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 573	$ 817
Unused Virtual Point
Deferred Revenue Arrangement [Line Items]
Deferred revenue	481	700
Unamortized Virtual Items
Deferred Revenue Arrangement [Line Items]
Deferred revenue	75	95
Advances For Pre-Order Items
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 17	$ 22